Share-based compensation - Summary of Outstanding Restricted Shares, Phantom Share Units, SARs and Restricted Stock Units (Detail) - $ / shares		12 Months Ended
	Mar. 27, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				1,664,457
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares		43,936	48,880	63,653
Granted		51,368	43,936	54,990
Vested		(45,924)	(48,880)	(65,578)
Cancelled		(4,433)	0	(4,185)
Ending balance, Number of shares		44,947	43,936	48,880
Beginning balance, W.A. grant date FV		$ 22.57	$ 17.01	$ 14.17
Granted		18.39	22.57	17.01
Vested		22.39	17.01	14.25
Cancelled		18.39		17.01
Ending balance, W.A. grant date FV		$ 18.39	$ 22.57	$ 17.01
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares		707,000	657,000	562,000
Granted		100,000	70,000	95,000
Exchanged		(110,000)	(20,000)
Cancelled		(49,999)
Ending balance, Number of shares		647,001	707,000	657,000
Beginning balance, W.A. grant date FV		$ 14.77	$ 14.02	$ 13.13
Granted		18.24	23.04	19.30
Exchanged		16.21	19.00
Cancelled		19.66
Ending balance, W.A. grant date FV		$ 14.73	$ 14.77	$ 14.02
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares		5,879,416	7,072,945	5,674,148
Granted	1,664,457			1,664,457
Exercised			(1,193,529)	(241,906)
Cancelled		(2,605)		(23,754)
Ending balance, Number of shares		5,876,811	5,879,416	7,072,945
Beginning balance, W.A. grant date FV		$ 2.30	$ 2.32	$ 2.03
Granted				3.51
Exercised			2.42	3.65
Cancelled		3.65		3.51
Ending balance, W.A. grant date FV		$ 2.30	$ 2.30	$ 2.32
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares		35,076
Granted		38,142	72,314
Vested		(35,195)	(37,238)
Cancelled		(5,195)
Ending balance, Number of shares		32,828	35,076
Beginning balance, W.A. grant date FV		$ 23.03
Granted		20.21	$ 23.03
Vested		22.01	23.03
Cancelled		21.86
Ending balance, W.A. grant date FV		$ 21.03	$ 23.03